Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares) | shares	857,407	896,883
Number of outstanding units granted (in shares) | shares	96,160	29,320
Number of outstanding units exercised (in shares) | shares	(20,635)	(39,662)
Number of outstanding units cancelled (in shares) | shares	(31,660)	(29,134)
Number of outstanding units expired (in shares) | shares	(60,500)
Number of outstanding units, end of period (in shares) | shares	840,772	857,407
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 52.02	$ 51.27
Exercise price of outstanding units granted (in usd per unit) | $ / shares	29.27	57.60
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	34.59	37.25
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	58.13	54.72
Exercise price of outstanding units expired (in usd per unit) | $ / shares	38.24
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 50.61	$ 52.02
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares) | shares	1,661,327	1,447,301
Number of outstanding units granted (in shares) | shares	761,050	294,680
Number of outstanding units exercised (in shares) | shares	(1,900)	(45,769)
Number of outstanding units cancelled (in shares) | shares	(5,967)	(34,885)
Number of outstanding units expired (in shares) | shares	(74,020)
Number of outstanding units, end of period (in shares) | shares	2,340,490	1,661,327
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 52.55	$ 51.24
Exercise price of outstanding units granted (in usd per unit) | $ / shares	29.27	56.70
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	34.59	37.08
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	58.38	53.38
Exercise price of outstanding units expired (in usd per unit) | $ / shares	38.24
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 45.43	$ 52.55